Earnings Per Share - Summary of Adjusted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjustments to reconcile profit (loss) to numerator used in calculating basic earnings per share [abstract]
Basic earnings	£ 6,617	£ 6,789	£ 6,400
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	285	363	548
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	(67)	(71)	(77)
Effect of Brazil VAT case	(460)	0	0
Tax on Brazil VAT case	72	0	0
Effect of disposal of subsidiaries	(6)	358	0
Effect of excise and VAT disputes	0	26	(40)
Tax on excise and VAT disputes	0	(3)	14
Effect of charges in respect of DOJ and OFAC investigations	450	0	0
Effect of charges in respect of Nigerian FCCPC case	79	0	0
Effect of impairment on held-for-sale assets and associated costs	612	0	0
Tax effect of impairment of assets held-for-sale and associated costs	10	0	0
Effect of restructuring and integration costs	771	150	408
Tax and non-controlling interests on restructuring and integration costs	(116)	(39)	(64)
Other adjusting items	154	19	487
Tax effect on other adjusting items	(37)	(5)	(104)
Effect of early repurchase of bonds	0	0	142
Tax effect of early repurchase of bonds	0	0	(32)
Effect of interest on FII GLO settlement and other	34	55	11
Tax effect of interest on FII GLO settlement and other	(6)	0	(4)
Effect of associates' adjusting items net of tax	92	12	(13)
Deferred tax relating to changes in tax rates	(44)	(98)	(21)
Effect of retrospective guidance on WHT	0	0	42
Adjusted earnings (basic)	£ 8,420	£ 7,556	£ 7,613
Basic earnings per share [abstract]
Basic earnings per share (in GBP per share)	£ 2.933	£ 2.969	£ 2.800
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (in GBP per share)	0.126	0.159	0.240
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles per share (in GBP per share)	(0.030)	(0.031)	(0.034)
Effect of Brazil VAT case (in GBP per share)	(0.204)	0	0
Tax on Brazil VAT case (in GBP per share)	0.032	0	0
Effect of disposal of subsidiaries (in GBP per share)	(0.003)	0.157	0
Effect of excise and VAT disputes (in GBP per share)	0	0.011	(0.017)
Tax on excise and VAT disputes (in GBP per share)	0	(0.001)	0.006
Effect of charges in respect of DOJ and OFAC investigations (in GBP per share)	0.199	0	0
Effect of charges in respect of Nigerian FCCPC case (in GBP per share)	0.035	0	0
Effect of impairment on held-for-sale assets and associated costs (in GBP per share)	0.272	0	0
Tax effect of impairment of assets held-for-sale and associated costs (in GBP per share)	(0.004)	0	0
Effect of restructuring and integration costs (in GBP per share)	0.342	0.065	0.178
Tax and non-controlling interests on restructuring and integration costs (in GBP per share)	(0.051)	(0.017)	(0.028)
Other adjusting items (in GBP per share)	0.068	0.008	0.212
Tax effect on other adjusting items (in GBP per share)	(0.016)	(0.002)	(0.045)
Effect of early repurchase of bonds (in GBP per share)	0	0	0.062
Tax effect of early repurchase of bonds (in GBP per share)	0	0	(0.014)
Effect of interest on FII GLO settlement and other (in GBP per share)	0.015	0.024	0.005
Tax effect of interest on FII GLO settlement and other (in GBP per share)	(0.003)	0	(0.002)
Effect of associates' adjusting items net of tax (in GBP per share)	0.041	0.005	(0.006)
Deferred tax relating to changes in tax rates (in GBP per share)	(0.020)	(0.043)	(0.009)
Effect of retrospective guidance on WHT (in GBP per share)	0	0	(0.018)
Adjusted earnings per share (basic) (GBP per share)	£ 3.732	£ 3.304	£ 3.330
Adjustments to reconcile profit (loss) to numerator used in calculating diluted earnings per share [Abstract]
Diluted earnings per share	£ 6,617	£ 6,789	£ 6,400
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	285	363	548
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	(67)	(71)	(77)
Effect of Brazil VAT case	(460)	0	0
Tax on Brazil VAT case	72	0	0
Effect of disposal of subsidiaries	(6)	358	0
Effect of excise and VAT disputes	0	26	(40)
Tax on excise and VAT disputes	0	(3)	14
Effect of charges in respect of DOJ and OFAC investigations	450	0	0
Effect of charges in respect of Nigerian FCCPC case	79	0	0
Effect of impairment on held-for-sale assets and associated costs	612	0	0
Tax effect of impairment of assets held-for-sale and associated costs	(10)	0	0
Effect of restructuring and integration costs	771	150	408
Tax and non-controlling interests on restructuring and integration costs	(116)	(39)	(64)
Other adjusting items	154	19	487
Tax effect on other adjusting items	(37)	(5)	(104)
Effect of early repurchase of bonds	0	0	142
Tax effect of early repurchase of bonds	0	0	(32)
Effect of interest on FII GLO settlement and other	34	55	11
Tax effect of interest on FII GLO settlement and other	(6)	0	(4)
Effect of associates' adjusting items net of tax	92	12	(13)
Deferred tax relating to changes in tax rates	(44)	(98)	(21)
Effect of retrospective guidance on WHT	0	0	(42)
Adjusted earnings (diluted)	£ 8,420	£ 7,556	£ 7,613
Diluted earnings per share [abstract]
Diluted earnings per share (in GBP per share)	£ 2.919	£ 2.956	£ 2.789
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles per share (in GBP per share)	0.126	0.158	0.239
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles per share (in GBP per share)	(0.030)	(0.031)	(0.034)
Effect of Brazil VAT case per share (in GBP per share)	(0.203)	0	0
Tax on Brazil VAT case per share (in GBP per share)	0.032	0	0
Effect of disposal of subsidiaries (in GBP per share)	(0.003)	0.156	0
Effect of excise and VAT disputes (in GBP per share)	0	0.011	(0.017)
Tax on excise and VAT disputes (in GBP per share)	0	(0.001)	0.006
Effect of charges in respect of DOJ and OFAC investigations (in GBP per share)	0.199	0	0
Effect of charges in respect of Nigerian FCCPC case (in GBP per share)	0.035	0	0
Effect of impairment on held-for-sale assets and associated costs (in GBP per share)	0.268	0	0
Tax on effect of disposal of subsidiaries Tax effect of impairment of assets held-for-sale and associated costs (in GBP per share)	(0.004)	0	0
Effect of restructuring and integration costs per share (in GBP per share)	0.340	0.066	0.177
Tax and non-controlling interests on restructuring and integration costs (in GBP per share)	(0.051)	(0.017)	(0.028)
Other adjusting items per share (in GBP per share)	0.068	0.008	0.212
Tax effect on other adjusting items (in GBP per share)	(0.016)	(0.002)	(0.045)
Effect of early repurchase of bonds (in GBP per share)	0	0	0.062
Tax effect of early repurchase of bonds (in GBP per share)	0	0	(0.014)
Effect of interest on FII GLO settlement and other (in GBP per share)	0.015	0.024	0.005
Tax effect of interest on FII GLO settlement and other (in GBP per share)	(0.003)	0	(0.002)
Effect of associates' adjusting items net of tax (in GBP per share)	0.041	0.005	(0.006)
Deferred tax relating to changes in tax rates (in GBP per share)	(0.019)	(0.043)	(0.009)
Effect of retrospective guidance on WHT (in GBP per share)	0	0	(0.018)
Adjusted earnings per share (diluted) (GBP per share)	£ 3.714	£ 3.290	£ 3.317